Summary of Significant Accounting Policies (Details 10) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Attributable to Common Stockholders
Shares excluded from the calculation of diluted net loss per share attributable to common stockholders	31,387	24,470	27,206	24,265	24,409
Options to purchase common stock
Earnings Per Share Attributable to Common Stockholders
Shares excluded from the calculation of diluted net loss per share attributable to common stockholders	26,665	16,078	18,363	15,419	15,243
Common Stock Purchase Warrants
Earnings Per Share Attributable to Common Stockholders
Shares excluded from the calculation of diluted net loss per share attributable to common stockholders	3,981	5,251	5,931	5,154	8,697
Series A convertible preferred stock
Earnings Per Share Attributable to Common Stockholders
Shares excluded from the calculation of diluted net loss per share attributable to common stockholders		2,857	2,857
Unvested restricted stock awards
Earnings Per Share Attributable to Common Stockholders
Shares excluded from the calculation of diluted net loss per share attributable to common stockholders	741	95	55	122	469
Contingently redeemable common stock
Earnings Per Share Attributable to Common Stockholders
Shares excluded from the calculation of diluted net loss per share attributable to common stockholders		189		126
Convertible promissory notes
Earnings Per Share Attributable to Common Stockholders
Shares excluded from the calculation of diluted net loss per share attributable to common stockholders				3,444